Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2017	2018	2019
Ship Management Fees	$13,511	$16,536	$18,050
Supervision Fees	550	275	275
Commissions	700	586	—